Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2020

	Shares	Value
Bonds & Corporate Debt - 20.82%

Baby Bonds - 20.82%
Capital aFin Corp Convertible Nt 5/31/22	35,000	608,650
Eagle Point Credit Company Inc. 6.6875% 04/30/28	25,000	526,125
Fidus Investment Corp 6% 2/15/24	28,000	658,280
GDL 4.0% 03/26/25 (a)	30,000	1,501,482
Great Ajax Corp. 7.25% 4/30/24	14,200	266,818
Great Elm Capital Corp. 6.5% 09/18/2022	17,000	301,750
MVC Capital, Inc. 6.25% 11/30/2022	34,283	754,901
Oxford Square Capital Corp. 6.25% Notes due 2026	29,500	553,125
Special Opportunities Fund, Inc. Convertible 3.500% 12/31/49 (a)	36,900	892,224
		6,063,355

TOTAL BONDS & CORPORATE DEBT (Cost $6,969,759)		6,063,355

Investment Companies - 49.89%

Bond Shares of Beneficial Interest - 11.14%
Aberdeen Asia-Pacific Income Fund, Inc.	340,000	1,149,200
MFS Intermediate Income Trust	50,000	180,000
Western Asset/Claymore Inflation Lkd Sec Inc Fd	73,000	767,230
Western Asset/Claymore Inflation-Linked Opportunit	120,000	1,147,200
		3,243,630

Senior Securities - 12.31%
AllianzGI Convertible & Income 5.500% Perp A	22,500	547,875
Gabelli Global Utility and Income Trust 7%	22,000	1,104,323
Gabelli Utility Trust 5.375% 12/31/49	19,700	491,515
Highland 5.375%	37,000	791,800
Gabelli Dividend & Income Trust Preferred A	3,500	88,477
Priort 6.375%	26,000	561,080
		3,585,070

ETFs - 26.45%
Schwab Short-Term U.S. Treasury ETF	25,000	1,293,250
iShares Barclays 1-3 Year Treasury Bond	15,000	1,300,050
iShares Short Treasury Bond ETF	12,000	1,332,240
PIMCO 1-5 Year US TIPS ETF	25,000	1,292,750
PIMCO Enhanced Short Maturity Active ETF	12,500	1,237,250
Vanguard Short-Term Treasury Index Fund ETF Shares	20,000	1,246,800
		7,702,340

TOTAL INVESTMENT COMPANIES (Cost $15,085,268)		14,531,040

Traditional Preferred - 7.67%
AGNC Investemnt Corp 6.875%	26,000	488,540
Airtfd 8%	7,000	130,200
Codi 7.875%	15,000	256,050
Oxlc 6.25%	24,500	440,510
Energy Transfer Operating, L.P. 7.6%	10,000	124,300
Oaktree Capital Group 6.550% Series B Preferred	24,500	539,000
Priority Income Fund Inc Pfd Ser C 6.625%	11,500	254,894
		2,233,494

TOTAL TRADITIONAL PREFERRED (Cost $2,920,520)		2,233,494

REIT Senior Securities - 11.44%
Braemar Hotels & Resorts Inc. 5.5% 06/11/2020 @25.00	50,000	277,500
Brookfield Property Partners LP	33,500	573,855
Gnl 6.875%	34,000	676,260
Landmark Infrastructure Partners LP	34,000	612,000
New Residential 7.125%	10,000	136,500
Pebblebrook Hotel Tr Pfd Ser C 6.50%	9,000	145,350
Ellington Financial, 6.750% PFD	15,000	159,750
Summit Hotel Properties, Inc. 6.45% 12/31/49	9,500	129,580
UMH Properties INC. 6.375 Perp Pfd	33,000	620,126
		3,330,921

TOTAL REIT SENIOR SECURITIES (Cost $5,050,932)		3,330,921

Money Market Funds - 9.01%
First American Funds Government Obligation Class Y 0.89%	2,622,899	2,622,899
		2,622,899

TOTAL MONEY MARKET FUNDS (Cost $2,622,899)		2,622,899

TOTAL INVESTMENTS (Cost $32,649,378) 98.82%		28,781,709

Other Assets In Excess of Liabilities - 1.18%		342,890

TOTAL NET ASSETS - 100.00%		29,124,599

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2020.